Income Tax: (Details 3)	Mar. 31, 2019 USD ($)
Income Tax Details Threeabstract [Abstract]
Canadian tax loss carryforward expiring 2026	$ 1,956,086
Canadian tax loss carryforward expiring 2027	3,630,241
Canadian tax loss carryforward expiring 2028	13,836,824
Canadian tax loss carryforward expiring 2029	13,113,260
Canadian tax loss carryforward expiring 2030	16,200,704
Canadian tax loss carryforward expiring 2031	18,141,038
Canadian tax loss carryforward expiring 2032	5,263,484
Canadian tax loss carryforward expiring 2033	7,652,023
Canadian tax loss carryforward expiring 2034	8,866,028
Canadian tax loss carryforward expiring 2035	12,655,602
Canadian tax loss carryforward expiring 2036	15,046,179
Canadian tax loss carryforward expiring 2037	11,346,883
Canadian tax loss carryforward expiring 2038	409,688
Canadian tax loss carryforward expiring 2039	753,453
Total Canadian tax loss carryforward	128,871,493
Total US tax loss carryforward	$ 579,141